Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended	92 Months Ended		98 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000219203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	21.08%	(1.84%)	4.07%
C000219205
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	26.15%	(1.48%)	4.36%
C000219200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000219201
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000219204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000219206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000193455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	(6.59%)	22.25%				10.20%
C000193456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	(2.84%)	22.71%				10.15%
C000201753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000193459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000193460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000193457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000193458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000124917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	(6.46%)	22.35%					5.94%
C000124918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	(2.75%)	22.82%					5.77%
C000201752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000124921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000199576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000124919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000124920
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000219203
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%	(0.73%)	5.16%
Without Sales Load [Member] | C000219205
Average Annual Return [Line Items]
Average Annual Return, Percent	27.16%	(1.48%)	4.36%
Without Sales Load [Member] | C000219200
Average Annual Return [Line Items]
Average Annual Return, Percent	28.58%	(0.36%)	5.53%
Without Sales Load [Member] | C000219201
Average Annual Return [Line Items]
Average Annual Return, Percent	28.59%	(0.36%)	5.54%
Without Sales Load [Member] | C000219204
Average Annual Return [Line Items]
Average Annual Return, Percent	28.68%	(0.36%)	5.54%
Without Sales Load [Member] | C000219206
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%	(0.47%)	5.42%
Without Sales Load [Member] | C000193455
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.14%)	23.65%				10.96%
Without Sales Load [Member] | C000193456
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.86%)	22.71%				10.15%
Without Sales Load [Member] | C000201753
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.81%)	24.10%			12.85%
Without Sales Load [Member] | C000193459
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.41%)	23.34%				10.69%
Without Sales Load [Member] | C000193460
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.75%)	24.10%				11.38%
Without Sales Load [Member] | C000193457
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.81%)	24.06%				11.37%
Without Sales Load [Member] | C000193458
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.86%)	23.95%				11.24%
Without Sales Load [Member] | C000124917
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.02%)	23.74%					6.54%
Without Sales Load [Member] | C000124918
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.76%)	22.82%					5.77%
Without Sales Load [Member] | C000201752
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.65%)	24.20%			8.75%
Without Sales Load [Member] | C000124921
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.26%)	23.44%					6.29%
Without Sales Load [Member] | C000199576
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.65%)	24.21%		9.80%
Without Sales Load [Member] | C000124919
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.65%)	24.19%					6.95%
Without Sales Load [Member] | C000124920
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.77%)	24.05%					6.82%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%	18.11%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%	18.11%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%	18.11%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%	18.11%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%	18.11%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%	18.11%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%				14.89%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%				14.89%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%			14.96%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%				14.89%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%				14.89%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%				14.89%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%				14.89%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%					14.62%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%					14.62%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%			14.96%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%					14.62%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%		15.44%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%					14.62%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.27%					14.62%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	33.58%	(0.01%)	8.67%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	26.61%	4.14%	7.98%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	40.10%	(4.77%)	8.30%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	33.58%	(0.01%)	8.67%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	26.61%	4.14%	7.98%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	40.10%	(4.77%)	8.30%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	33.58%	(0.01%)	8.67%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	26.61%	4.14%	7.98%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	40.10%	(4.77%)	8.30%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	33.58%	(0.01%)	8.67%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	26.61%	4.14%	7.98%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	40.10%	(4.77%)	8.30%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	40.10%	(4.77%)	8.30%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	33.58%	(0.01%)	8.67%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	26.61%	4.14%	7.98%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	33.58%	(0.01%)	8.67%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	26.61%	4.14%	7.98%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	40.10%	(4.77%)	8.30%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	0.47%	24.54%				10.58%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	0.47%	24.54%				10.58%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	0.47%	24.54%			12.75%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	0.47%	24.54%				10.58%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	0.47%	24.54%				10.58%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	0.47%	24.54%				10.58%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	0.47%	24.54%				10.58%
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.55%	26.99%					8.62%
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.55%	26.99%					8.62%
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.55%	26.99%			11.18%
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.55%	26.99%					8.62%
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.55%	26.99%		12.29%
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.55%	26.99%					8.62%
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.55%	26.99%					8.62%